Consolidated Statements Of Comprehensive Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net unrealized holding gains / losses on investment securities, unrealized gain / loss related to debt securities with credit component realized in earnings, net of tax	¥ 555	¥ 1,234	¥ 1,778